Convertible Debentures and Promissory Notes Payable (Tables)	3 Months Ended
Feb. 28, 2022
Convertible debentures and promissory notes payable
Schedule of related party transactions
	February 28,	November 30,
	2022	2021
Convertible debenture payable to two directors and officers of the
Company, unsecured, 10% annual interest rate,
payable monthly (“2018 Debenture”)	$500,000	$500,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“May 2019 Debenture”)	1,050,000	1,050,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“November 2019 Debenture”)	229,167	201,483
	$1,779,167	$1,751,483

Schedule of Promissory notes payable
	February 28,	November 30,
	2022	2021
	$	$
Promissory notes payable to two directors and officers
of the Company, unsecured, no annual interest
rate on the outstanding loan balance	167,061	165,878

	167,061	165,878